GENERAL	12 Months Ended
Dec. 31, 2020
Disclosure of general [Abstract]
GENERAL
NOTE 1 -   GENERAL

 a.      Reporting entity

Partner Communications Company Ltd. ("the Company", "Partner") is a leading Israeli provider of telecommunications services (cellular, fixed-line telephony, internet and television services) under the Partner brand, and cellular services also under the 012 Mobile brand. The Company is incorporated and domiciled in Israel and its principal executive office’s address is 8 Amal Street, Afeq Industrial Park, Rosh-Ha'ayin 48103, Israel. The Company's business and non-current assets are concentrated in Israel.

The Company's share capital consists of ordinary shares, which are traded on the Tel Aviv Stock Exchange Ltd. ("TASE") under the symbol "PTNR". American Depositary Shares ("ADSs"), each representing one of the Company’s ordinary shares, are quoted on the NASDAQ Global Select Market™, under the symbol "PTNR". See also note 21(a).

Regarding the Company's principal shareholder and holdings of approved Israeli shareholders in the Company, see note 26.

These consolidated financial statements of the Company as of December 31, 2020, are comprised of the Company and its subsidiaries and consolidated partnerships (the "Group"). See the list of subsidiaries and consolidated partnerships and principles of consolidation in note 2(c)(1). See also 2(c)(2) with respect to investment in PHI.

The coronavirus ("COVID-19") crisis began to have a harmful effect on the Company's business from the beginning of March 2020, due in particular to the significant fall in the volume of international travel by the Company's customers which caused a very significant decrease in revenues from roaming services. In addition the closure of shopping malls for limited periods during 2020 and changes in general consumer behavior negatively affected the volume of sales of equipment, and the increase in the number of people working from home caused increases in internet traffic and in demand for customer services.

As of the date of approval of these financial statements, revenues from roaming services continue to be significantly restrained by the COVID-19 crisis.

The Company reviewed the effect of the COVID-19 crisis on its critical accounting estimates and judgments as of December 31, 2020 as follows:

(1)	Expected credit losses – see note 7(b).

(2)	Impairment tests - see note 13(2).

(3)	Other critical accounting estimates and judgments: the Company reviewed its other critical accounting estimates and judgments and determined that they were not materially affected, see note 4.

            b.      Operating segments

The operating segments were determined based on the reports reviewed by the Chief Executive Officer (CEO) who is responsible for allocating resources and assessing performance of the operating segments, and therefore is the Chief Operating Decision Maker ("CODM"), and supported by budget and business plans structure, different regulations and licenses (see (c) below). The CEO considers the business from two operating segments, as follows (see also note 5):

        (1)           Cellular segment:

Services in the cellular segment include basic cellular telephony services, text messaging, internet browsing and data transfer, content services, roaming services, M2M and IOT services, handset repair services, cellular content and value-added services, and services provided to other operators that use the Company's cellular network. The two payment methods offered to our customers are pre-paid and post-paid. Pre-paid services are offered to customers that purchase credit in advance of service use. Post-paid services are offered to customers with bank and credit arrangements. Most of the cellular tariff plans are bundles which include unlimited volumes of calls time and text messaging (with fair use limits), as well as limited data packages. Cellular content and value-added services offered include multimedia messaging, cyber protection, cloud backup, ringtones, and a range of advanced business services. International roaming services abroad for the Company’s customers include airtime calls, text messaging and data services on networks with which the Company has a commercial roaming relationship. Partner also provides inbound roaming services to the customers of foreign operators with which the Company has a commercial roaming relationship.

Optional services such as equipment extended warranty plans and international calling plans are also provided for an additional monthly charge or included in specific tariff plans. The Company also provide cellular phone repair services for our customers and for independent merchants.

In addition, the cellular segment includes wholesale cellular services provided to virtual operators who use the Partner cellular network to provide services to their customers.

            (2)            Fixed-line segment

Services in the fixed-line segment include: (a) Internet services that provide access to the internet through both fiber-optics and wholesale broadband access, internet services provider (“ISP”) services; internet Value Added Services (“VAS”) such as cyber protection, anti-virus and anti-spam filtering; and fixed-line voice communication services provided through Voice Over Broadband (“VOB”); (b) Business solutions including Session Initiation Protocol (“SIP”) voice trunks and Network Termination Point Services (“NTP”) – under which the Group supplies, installs, operates and maintains endpoint network equipment and solutions, including providing and installing equipment and cabling within a subscriber's place of business or premises, hosting services, transmission services, Primary Rate Interface (“PRI”) and other fixed-line communications solution services; (c) International Long Distance services (“ILD”): outgoing and incoming international telephony, hubbing, roaming and signaling and calling card services; (d) Television services over the Internet (“TV”).

The cellular segment and the fixed-line segment also include sales and leasing of telecommunications, audio visual and related devices: mainly cellular handsets, tablets (handheld computers), laptops, landline phones, modems, datacards, domestic routers, servers and related equipment, integration project hardware and a variety of digital audio visual devices and small household appliances including smart watches, car dashboard cameras, televisions, digital cameras, games consoles, audio accessories and other devices.

Each segment is divided into services and equipment revenues, and the related cost of revenues. The operating segments include the following measures: revenues, cost of revenues, operating profit and segment Adjusted EBITDA (see note 5(2)). The CODM does not examine assets or liabilities for the segments separately for the purposes of allocating resources and assessing performance of the operating segments and they are not therefore presented in note 5 segment information.

            c.      Group license

The Group operates under the following licenses that were received from the Israeli Ministry of Communications ("MOC") and from the Israeli Civil Administration ("CA"):

	Type of services	Area of service	License owner	Granted by	License valid through	Guarantees made (NIS millions)
(1)	Cellular	Israel	Partner Communications Company Ltd.	MOC	Feb, 2022	21*
(2)	Cellular	West Bank	Partner Communications Company Ltd.	CA	Feb, 2022	4
(3)	Cellular infrastructure	Israel	P.H.I Networks (2015) Lp.	MOC	Aug, 2025
(4)	ISP	Israel	Partner Communications Company Ltd.	MOC	Mar, 2023
(5)	ISP	West Bank	Partner Communications Company Ltd.	CA	Mar, 2023
(6)	Fixed (incl. ISP, ILD, NTP)	Israel	Partner Land-line Communication Solutions - Limited Partnership	MOC	Jan, 2027	2
(7)	Fixed (incl. ISP, ILD, NTP)	West Bank	Partner Land-line Communication Solutions - Limited Partnership	CA	Jan, 2027	0.25

* Including guarantees of NIS 16 million with respect to the frequencies tender, see note 17(1).

The Group also has a trade license that regulates issues of servicing and trading of equipment, and a number of encryption licenses that permits dealing with means of encryption within the framework of providing radio telephone services to the public.

With respect to license (1) , the license was amended on September 29, 2020 (amendment number 107), whereby the Company is entitled to request an extension of the license for additional periods of ten years instead of six years, at the discretion of the MOC and CA. Should the licenses not be renewed, the new license-holder is obliged to purchase the communications network and all the rights and obligations of the subscribers for a fair price, as agreed between the parties or as determined by an arbitrator. For a renewal the MOC is to consider, among other things: if the Company has met the regulatory requirements, provided improved and technology updated services, Company's actions did not harm or restrict competition, is able to continue provide quality service and make the investments required for it, and made efficient use of its cellular frequencies.

The Company made in 2019 an annual examination of the estimated useful life of the license. Based on Company's judgment described above, the Company expects that the license will be renewed at a high level of certainty: the Company estimated in 2019 that based on its experience and acquaintance with the communications market in Israel, if current conditions continue, there was a high probability that the license would be extended for the additional term of 6 years. Following this examination, the estimated useful life of the 2G and 3G frequencies was re-evaluated in 2019 for an additional period of 6 years, thereby ending on February 1, 2028.

Upon the abovementioned license amendment on September 29, 2020, and with respect to the high probability judgment that remained the same, the estimated life of the 2G and 3G frequencies were increased for an additional period of 4 years, thereby ending on February 1, 2032. See also note 2(f) for additional information with respect to the change in accounting estimate.

License (2) follows license (1). The other licenses may be extended for various periods, at the discretion of the MOC or CA, respectively.

See also note 17(5) as to additional guarantees made to third parties.